Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies [Line Items]
Impairment loss			$ 363
Advertising expense		$ 147,033	$ 150,275	$ 144,777
Deferred revenue		1,611
operating lease right of use asset	$ 31,578	41,638
Operating lease liability	31,578	40,967
Operating lease liability current	$ 6,498	$ 6,498
Maximum [Member]
Significant Accounting Policies [Line Items]
Lease term	5 years
Lease option to renewal term	25 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Lease term	3 years
Lease option to renewal term	15 years
Merchant Model [member] | Customer Concentration Risk [member] | Sales Revenue [member]
Significant Accounting Policies [Line Items]
Customer concentration risk		78.00%
Agency Model [member] | Customer Concentration Risk [member] | Sales Revenue [member]
Significant Accounting Policies [Line Items]
Customer concentration risk		2.00%
Advertising Revenue [member] | Customer Concentration Risk [member] | Sales Revenue [member]
Significant Accounting Policies [Line Items]
Customer concentration risk		20.00%